Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible notes and debenture	$ 2,016,365	$ 1,076,785	$ 3,096,935
Unamortized discounts	(415,712)	(131,893)	(277,733)
Accrued interest	182,581	99,842	148,930
Premiums	1,151,106	613,003	1,731,167
Convertible notes, net	$ 2,934,340	$ 1,657,377	$ 4,699,299